Performance Management - Quantified Gold Futures Tracking Fund	Jan. 30, 2026
Investor and Advisor Class Shares [Member]
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year for the past ten years. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily net asset value per share (“NAV”) is available at no cost by calling toll-free 1-855-650-QGLD (7453).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year for the past ten years.
Bar Chart [Heading]	Investor Class Performance Bar Chart For Calendar Years Ended December 31st
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	3/31/2025	18.23%
Worst Quarter	12/31/2016	(13.84)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.23%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.84%)
Lowest Quarterly Return, Date	Dec. 31, 2016
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Investor Class Shares	One Year	Five Years	Ten Years
Return before taxes	59.85%	14.39%	12.04%
Return after taxes on distributions	35.04%	7.65%	7.29%
Return after taxes on distributions and sale of Fund shares	35.41%	8.19%	7.35%
S&P 500 Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
S&P GSCI Gold Index(3) (reflects no deduction for fees, expenses or taxes)	62.47%	17.14%	14.03%

Advisor Class Shares	One Year	Five Year	Since Inception(1)
Return before taxes	58.80%	13.71%	9.83%
Return after taxes on distributions	33.78%	7.01%	5.11%
Return after taxes on distributions and sale of Fund shares	34.84%	7.67%	5.48%
S&P 500 Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.91%
S&P GSCI Gold Index(3) (reflects no deduction for fees, expenses or taxes)	62.47%	17.14%	12.53%

(1)	The inception date of the Fund’s Advisor Class Shares is April 19, 2016.

(2)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

(3)	The S&P GSCI (Goldman Sachs Commodity Index) Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Phone [Text]	1-855-650-QGLD (7453)
Class A Shares [Member]
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year for the past ten years. The performance table compares the performance of the Fund’s Investor Class shares over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Investor Class shares are not offered in this Prospectus but would have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, however, the returns for Class A shares might be lower than Investor Class shares because Investor Class shares might have lower expenses than Class A shares. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily net asset value per share (“NAV”) is available at no cost by calling toll-free 1-855-650-QGLD (7453).

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year for the past ten years.
Bar Chart [Heading]	Investor Class Performance Bar Chart For Calendar Years Ended December 31st Investor Class Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	3/31/2025	18.23%
Worst Quarter	12/31/2016	(13.84)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.23%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.84%)
Lowest Quarterly Return, Date	Dec. 31, 2016
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Investor Class Shares	One Year	Five Year	Ten Years(1)
Investor Class Shares Return before taxes	59.85%	14.39%	12.04%
Investor Class Shares Return after taxes on distributions	35.04%	7.65%	7.29%
Investor Class Shares Return after taxes on distributions and sale of Fund shares	35.41%	8.19%	7.35%
S&P 500 Total Return(2) (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
S&P GSCI Gold Index(3) (reflects no deduction for fees, expenses or taxes)	62.47%	17.14%	14.03%

(1)	The performance record shown in the table reflects the investment performance of the Fund’s Investor Class Shares, which are not offered in this Prospectus. Had Class A Shares been operational during the periods in the table, it would have had similar, but lower, annual returns because Investor Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Class A shares do not have the same expenses and because Class A shares are subject to a sales load.

(2)	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

(3)	The S&P GSCI (Goldman Sachs Commodity Index) Gold Index, a sub-index of the S&P GSCI, provides investors with a reliable and publicly available benchmark tracking the COMEX gold future. The index is designed to be tradable, readily accessible to market participants, and cost efficient to implement. Investors cannot directly invest in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Phone [Text]	1-855-650-QGLD (7453)